Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration.
Disclosure of detailed information about auditors' remuneration

	2022 GBPm	2023 GBPm	2024 GBPm
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	8.4	8.0	7.2
Audit services	9.3	8.9	8.1
Audit-related assurance services	0.6	0.5	0.4
Other assurance services*	-	0.2	0.5
Total auditor’s remuneration	9.9	9.6	9.0